SCHEDULE OF PATENTS INCLUDE THE FAIR VALUE ATTRIBUTED TO THE PATENTS UPON THE ACQUISITION (Details) - Gross carrying amount [member] - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cost, beginning balance	$ 25,344,005	$ 33,544,341
Additions
Impairments	(5,000,000)	(8,200,336)
Translation differences
Cost, ending balance	20,344,005	25,344,005
Accumulated depreciation, beginning balance	81,238	81,238
Depreciation
Translation differences
Accumulated depreciation, ending balance	81,238	81,238
Intangible assets, net book value	20,262,767	25,262,767
Computer software [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	81,238	81,238
Additions
Impairments
Translation differences
Cost, ending balance	81,238	81,238
Accumulated depreciation, beginning balance	81,238	81,238
Depreciation
Translation differences
Accumulated depreciation, ending balance	81,238	81,238
Intangible assets, net book value
Patent applications and technological know how [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	25,262,767	33,463,103
Additions
Impairments	(5,000,000)	(8,200,336)
Translation differences
Cost, ending balance	20,262,767	25,262,767
Accumulated depreciation, beginning balance
Depreciation
Translation differences
Accumulated depreciation, ending balance
Intangible assets, net book value	$ 20,262,767	$ 25,262,767